COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2024 (Unaudited)*

		Shares	Value
PREFERRED SECURITIES—EXCHANGE-TRADED	14.6%
BANKING	4.7%
Bank of America Corp., 4.125%, Series PP(a)		902,399	$17,542,637
Bank of America Corp., 4.25%, Series QQ(a)		1,647,281	32,616,164
Bank of America Corp., 4.375%, Series NN(a)		1,623,974	33,502,584
Bank of America Corp., 4.75%, Series SS(a)		572,173	12,645,023
Bank of America Corp., 5.00%, Series LL(a)		744,779	16,697,945
Bank of America Corp., 5.375%, Series KK(a)		775,165	18,565,202
Bank of America Corp., 5.875%, Series HH(a)		434,175	10,806,616
JPMorgan Chase & Co., 4.20%, Series MM(a)		155,029	3,125,385
JPMorgan Chase & Co., 4.55%, Series JJ(a)		1,050,751	22,496,579
JPMorgan Chase & Co., 4.625%, Series LL(a)		859,507	18,720,062
JPMorgan Chase & Co., 5.75%, Series DD(a)		208,511	5,216,945
Morgan Stanley, 4.25%, Series O(a)		603,424	12,152,959
Morgan Stanley, 5.85%, Series K(a)		823,859	20,588,236
Morgan Stanley, 6.375%, Series I(a)		554,717	13,812,453
Morgan Stanley, 6.875%, Series F(a)		55,291	1,391,122
Morgan Stanley, 7.125%, Series E(a)		81,863	2,067,041
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)		855,805	20,196,998
State Street Corp., 5.35%, Series G(a)		41,165	1,008,131
Truist Financial Corp., 4.75%, Series R(a)		211,764	4,510,573
U.S. Bancorp, 5.50%, Series K(a)		199,285	4,914,368
Wells Fargo & Co., 4.25%, Series DD(a)		405,897	7,910,933
Wells Fargo & Co., 4.375%, Series CC(a)		855,018	17,356,865
Wells Fargo & Co., 4.70%, Series AA(a)		1,242,496	26,713,664
Wells Fargo & Co., 4.75%, Series Z(a)		1,935,826	42,007,424
Wells Fargo & Co., 5.625%, Series Y(a)		5,862	145,729

			366,711,638

CONSUMER DISCRETIONARY PRODUCTS	0.1%
Ford Motor Co., Senior Debt, 6.50%, due 8/15/62		429,134	10,659,689

CONSUMER STAPLE PRODUCTS	0.2%
CHS, Inc., 6.75% to 9/30/24, Series 3(a)(b)		108,642	2,729,087
CHS, Inc., 7.10% to 4/29/24, Series 2(a)(b)		55,785	1,461,567
CHS, Inc., 7.50%, Series 4(a)		457,134	11,748,344

			15,938,998

FINANCIAL SERVICES	1.5%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64		1,158,800	29,572,576
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)		676,568	17,895,223
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,177,946	21,203,028
Carlyle Finance LLC, 4.625%, due 5/15/61		419,782	8,189,947
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		314,324	6,270,764
TPG Operating Group II LP, 6.95%, due 3/15/64		1,198,054	31,484,859

			114,616,397

INDUSTRIAL SERVICES	0.1%
WESCO International, Inc., 10.625% to 6/22/25, Series A(a)(b)		444,301	11,689,559

INSURANCE	4.6%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,008,871	21,862,235
Allstate Corp., 7.375%, Series J(a)		568,265	15,257,915

		Shares	Value
Arch Capital Group Ltd., 4.55%, Series G(a)		1,044,439	$21,609,443
Arch Capital Group Ltd., 5.45%, Series F(a)		795,279	18,792,443
Athene Holding Ltd., 4.875%, Series D(a)		1,138,678	21,168,024
Athene Holding Ltd., 5.625%, Series B(a)		10,014	217,404
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)		1,066,780	25,421,367
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a)(b)		618,597	15,378,321
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(b)		1,130,414	28,802,949
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)		1,095,639	28,607,134
Axis Capital Holdings Ltd., 5.50%, Series E(a)		229,777	5,209,045
Brighthouse Financial, Inc., 5.375%, Series C(a)		507,553	10,414,988
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a)(b)		818,621	20,506,456
Equitable Holdings, Inc., 4.30%, Series C(a)		839,402	15,537,331
Equitable Holdings, Inc., 5.25%, Series A(a)		868,223	19,821,531
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53		937,002	24,511,972
Lincoln National Corp., 9.00%, Series D(a)		672,758	18,547,938
MetLife, Inc., 4.75%, Series F(a)		62,704	1,335,595
MetLife, Inc., 5.625%, Series E(a)		322,724	7,751,830
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)		624,293	16,162,946
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		675,141	12,780,419
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		12,347	304,971
W R Berkley Corp., 4.125%, due 3/30/61		496,552	9,677,799

			359,680,056

REAL ESTATE	0.3%
Brookfield Property Partners LP, 5.75%, Series A(a)		393,317	5,018,725
DigitalBridge Group, Inc., 7.15%, Series I(a)		379,517	8,835,156
SITE Centers Corp., 6.375%, due 12/30/49, Class A(a)		286,461	6,459,695
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		161,792	3,431,608

			23,745,184

TELECOMMUNICATIONS	0.6%
AT&T, Inc., Senior Debt, 5.35%, due 11/1/66		569,144	13,374,884
AT&T, Inc., Senior Debt, 5.625%, due 8/1/67		123,010	3,005,134
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70		317,490	5,721,170
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70		401,128	7,260,417
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69		817,599	15,796,013

			45,157,618

UTILITIES	2.5%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		854,909	21,372,725
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		105,842	2,072,386
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	13,271,509
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	5,511,446
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		648,449	11,937,946
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		678,953	12,316,207
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		195,149	3,557,566
CMS Energy Corp., 5.875%, due 10/15/78		462,731	11,202,718
CMS Energy Corp., 5.875%, due 3/1/79		564,885	13,992,202
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a)(b)		751,251	18,067,587
SCE Trust VI, 5.00% (TruPS)(a)		975,785	20,491,485
SCE Trust VII, 7.50%, Series M (TruPS)(a)		2,089,728	55,649,457

		Shares	Value
Sempra, 5.75%, due 7/1/79		372,510	$8,917,889

			198,361,123

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$1,166,614,449)			1,146,560,262

EXCHANGE-TRADED FUNDS	1.5%
PREFERRED	1.5%
Invesco Preferred ETF		3,290,381	39,089,726
iShares Preferred & Income Securities ETF		2,472,188	79,678,619

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$106,368,320)			118,768,345

		Principal Amount**
PREFERRED SECURITIES—OVER-THE-COUNTER	81.9%
BANKING	50.9%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a)(b)(c)(d)		18,600,000	19,378,344
Abanca Corp. Bancaria SA, 10.625% to 7/14/28 (Spain)(a)(b)(c)(d)		8,600,000	10,286,454
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		21,200,000	23,658,150
AIB Group PLC, 5.25% to 10/9/24 (Ireland)(a)(b)(c)(d)		7,866,000	8,441,579
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a)(b)(c)(d)		14,000,000	15,056,699
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)		32,600,000	35,141,496
Banco de Credito e Inversiones SA, 8.75% to 2/8/29 (Chile)(a)(b)(c)(e)		4,000,000	4,127,500
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a)(b)(c)(d)		14,800,000	15,467,404
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a)(b)(c)(d)		25,400,000	29,778,719
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)		24,600,000	26,320,278
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)		68,400,000	75,510,727
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(b)		49,931,000	46,932,269
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)		37,046,000	36,525,600
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)		27,443,000	27,587,433
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)		18,691,000	18,788,773
Bank of America Corp., 6.25% to 9/5/24, Series X(a)(b)		6,911,000	6,936,142
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(b)		7,844,000	7,870,262
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a)(b)(c)(d)		19,340,000	20,659,646
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a)(b)(c)(d)		17,800,000	19,550,133
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(b)		14,204,000	13,054,898
Bank of New York Mellon Corp., 4.625% to 9/20/26, Series F(a)(b)		2,253,000	2,133,487
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a)(b)		28,085,000	27,706,498
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)		37,000,000	37,742,886
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)		23,209,000	24,223,257
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(b)		12,640,000	12,654,197
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(c)		31,270,000	30,218,721
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(b)(c)		11,400,000	14,183,514
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)		16,767,000	16,774,362
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)		29,115,000	37,487,218
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)		12,000,000	15,664,571
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)		58,200,000	61,860,896
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(c)(e)		44,900,000	40,826,003
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)		37,800,000	31,276,733
BNP Paribas SA, 7.00% to 8/16/28 (France)(a)(b)(c)(e)		26,700,000	26,518,477
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(b)(c)(e)		9,842,000	9,889,950
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)		84,100,000	86,301,990

	Principal Amount**	Value
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)	16,000,000	$16,370,080
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)	53,600,000	56,159,507
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)	33,200,000	35,707,264
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(c)(d)	14,400,000	16,139,891
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(c)(d)	23,800,000	27,356,264
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)	110,179,000	103,218,287
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)	89,017,000	75,219,783
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)	8,322,000	7,977,136
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)	40,002,000	39,825,155
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)	4,800,000	5,054,057
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)	84,227,000	79,701,736
Citigroup, Inc., 4.00% to 12/10/25, Series W(a)(b)	20,437,000	19,644,991
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)	39,475,000	39,465,048
Citigroup, Inc., 7.625% to 11/15/28(a)(b)	52,474,000	55,221,906
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)	38,329,000	37,640,474
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)	30,070,000	29,725,497
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a)(b)(c)(d)	22,400,000	22,090,790
Cooperatieve Rabobank UA, 4.875% to 6/29/29 (Netherlands)(a)(b)(c)(d)	17,000,000	17,320,261
Credit Agricole SA, 4.75% to 3/23/29 (France)(a)(b)(c)(e)	33,137,000	29,186,854
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France)(a)(b)(c)(d)	49,200,000	53,971,043
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a)(b)(c)(d)	14,400,000	16,413,657
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(c)(e)	8,900,000	9,095,266
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(c)(e)(f)(g)	7,740,000	890,100
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(c)(e)(f)(g)	37,700,000	4,335,500
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(c)(e)(f)(g)	24,213,000	2,784,495
Danske Bank AS, 7.00% to 6/26/25 (Denmark)(a)(b)(c)(d)	12,665,000	12,587,592
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a)(b)(c)	16,600,000	15,408,586
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a)(b)(c)	13,400,000	13,206,685
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a)(b)(c)(d)	34,400,000	40,336,580
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(e)	33,350,000	33,052,771
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	29,412,000	30,675,466
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(b)	5,167,000	4,732,261
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(b)	7,268,000	6,778,732
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)	12,515,000	13,320,228
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a)(b)(e)	39,560,000	49,849,754
HSBC Holdings PLC, 4.00% to 3/9/26 (United Kingdom)(a)(b)(c)	27,600,000	25,709,400
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)	53,198,000	45,137,423
HSBC Holdings PLC, 5.875% to 9/28/26 (United Kingdom)(a)(b)(c)	9,650,000	11,722,846
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)	56,091,000	54,131,674
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)	13,200,000	14,076,975
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)	26,037,000	25,546,218
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)	30,735,000	31,978,261
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(b)	28,152,000	25,581,641
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a)(b)	8,409,000	7,690,677
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(c)	13,092,000	9,965,472
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(c)(d)	39,700,000	34,198,255
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(c)	70,100,000	66,797,007
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(a)(b)(c)	32,597,000	32,221,447
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)	17,500,000	17,409,683
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)	22,400,000	22,756,160
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(c)(e)	39,930,000	39,869,239

		Principal Amount**	Value
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy)(a)(b)(c)(d)		21,200,000	$25,598,189
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a)(b)		34,245,000	32,609,363
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a)(b)		10,990,000	11,001,287
JPMorgan Chase & Co., 6.875% to 6/1/29(a)(b)		113,466,000	117,695,131
JPMorgan Chase & Co., 8.818% (3 Month USD Term SOFR + 3.512%), Series Q(a)(h)		12,322,000	12,331,583
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a)(b)(c)		8,926,000	8,826,366
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(c)		49,760,000	49,685,479
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)		11,332,000	11,438,136
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)		13,600,000	17,538,581
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(b)		5,641,000	4,340,811
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(c)		40,700,000	39,844,921
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(c)		21,100,000	21,230,356
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)		23,200,000	23,023,977
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(b)		41,666,000	36,521,907
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)		25,046,000	24,546,282
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)		40,718,000	40,713,778
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		57,583,000	55,951,812
Regions Financial Corp., 5.75% to 6/15/25, Series D(a)(b)		16,005,000	15,806,909
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(d)		3,600,000	3,564,000
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)		59,800,000	50,537,733
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)		47,846,000	43,705,441
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France)(a)(b)(c)(d)		6,300,000	7,128,409
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(c)(e)		10,067,000	10,119,932
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)		49,400,000	51,280,312
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)		42,600,000	45,299,264
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(a)(b)(c)(e)		2,960,000	2,443,267
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(c)(e)		19,298,000	16,088,305
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)		38,200,000	38,077,233
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		48,842,000	49,683,157
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(d)		3,800,000	3,790,147
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)		27,800,000	27,626,028
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		62,475,000	65,683,279
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)		10,797,000	10,619,751
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)		38,024,000	35,561,535
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)		18,197,000	16,480,672
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)		17,600,000	14,516,855
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(c)(e)		56,700,000	52,204,665
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a)(b)(c)(d)		7,191,000	6,856,043
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(c)(d)		47,242,000	46,824,570
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)		63,500,000	68,959,412
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)		79,000,000	89,351,923
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(b)		10,251,000	8,916,424
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(b)		31,364,000	30,106,492
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)		146,631,000	139,600,234
Wells Fargo & Co., 5.95%, due 12/15/36		19,694,000	19,865,255
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)		61,321,000	65,687,546
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		3,078,000	3,440,793

			3,994,514,886

ENERGY	1.4%
BP Capital Markets PLC, 4.375% to 6/22/25(a)(b)		9,025,000	8,867,851

		Principal Amount**	Value
BP Capital Markets PLC, 4.875% to 3/22/30(a)(b)		69,341,000	$66,369,426
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)		33,480,000	34,755,220

			109,992,497

FINANCIAL SERVICES	1.2%
American Express Co., 3.55% to 9/15/26, Series D(a)(b)		38,022,000	35,288,473
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b)(e)		20,434,000	19,436,698
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(b)(e)		23,035,000	21,485,728
Discover Financial Services, 6.125% to 6/23/25, Series D(a)(b)		5,604,000	5,629,577
ILFC E-Capital Trust II, 7.395% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS)(e)(h)		14,335,000	11,511,547

			93,352,023

INSURANCE	11.9%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)		11,992,000	11,641,578
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(c)(d)		30,786,000	32,371,777
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)		25,000,000	23,250,073
Allianz SE, 6.35% to 3/6/33, due 9/6/53 (Germany)(b)(e)		21,600,000	22,727,110
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		26,344,000	26,862,906
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a)(b)(c)(d)		13,970,000	15,127,599
AXA SA, 6.375% to 7/16/33, Series EMTN (France)(a)(b)(c)(d)		13,600,000	15,267,836
AXA SA, 6.379% to 12/14/36 (France)(a)(b)(e)		1,900,000	2,095,852
AXA SA, 8.60%, due 12/15/30 (France)		9,367,000	11,070,758
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		7,182,000	6,416,391
CNP Assurances SACA, 4.875% to 10/7/30 (France)(a)(b)(c)(d)		4,200,000	3,558,597
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)		28,814,000	28,877,339
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26 (Japan)(a)(b)(e)		6,344,000	6,091,424
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		41,780,000	38,993,629
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		29,212,000	28,376,668
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)		13,675,000	13,398,619
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(e)		29,430,000	26,540,685
Hartford Financial Services Group, Inc., 7.694% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(h)		25,318,000	22,556,893
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b)(d)		16,050,000	14,447,680
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)		18,482,000	19,956,365
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS)(e)		75,680,000	81,327,771
MetLife, Inc., 3.85% to 9/15/25, Series G(a)(b)		16,621,000	16,017,716
MetLife, Inc., 9.25%, due 4/8/38(e)		34,102,000	40,016,480
MetLife, Inc., 10.75%, due 8/1/39		8,268,000	11,224,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.875% to 11/23/31, due 5/23/42 (Germany)(b)(e)		15,200,000	15,452,183
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(e)		20,200,000	19,805,462
Nippon Life Insurance Co., 6.25% to 9/13/33, due 9/13/53 (Japan)(b)(e)		16,030,000	16,772,179
NN Group NV, 6.375% to 9/12/30 (Netherlands)(a)(b)(c)(d)		6,200,000	6,725,725
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a)(b)(c)(d)		16,906,000	16,545,006
Prudential Financial, Inc., 5.125% to 11/28/31, due 3/1/52(b)		55,722,000	52,349,075
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		15,777,000	15,635,121
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)		8,000,000	7,924,622
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		45,323,000	45,147,124
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(b)		24,620,000	25,021,922
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(e)		53,875,000	53,464,018
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(c)(d)		20,830,000	18,179,383
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(e)		34,680,000	27,150,972
SBL Holdings, Inc., 7.00% to 5/13/25(a)(b)(e)		16,527,000	14,130,585

		Principal Amount**	Value
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(e)		54,700,000	$54,621,932
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29 (Switzerland)(b)(e)		5,800,000	5,650,660
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland)(b)(d)		27,550,000	22,875,619

			935,667,466

PIPELINES	7.0%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(b)		11,600,000	11,016,938
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		32,857,000	31,135,398
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		55,832,000	54,669,533
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		65,789,000	64,145,992
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		11,727,000	11,811,258
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		20,687,000	21,281,813
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)		42,650,000	44,488,087
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(b)		41,860,000	45,587,005
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(b)		22,055,000	21,672,169
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)		33,145,000	32,441,869
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)		14,800,000	15,534,539
Enterprise Products Operating LLC, 8.573% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(h)		5,226,000	5,225,135
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		85,173,000	78,632,412
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		43,795,000	40,035,300
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		74,193,000	72,273,865

			549,951,313

REAL ESTATE	1.1%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(e)		45,507,000	43,746,366
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia)(b)(e)		25,000,000	23,175,603
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(d)		16,800,000	19,267,385

			86,189,354

RETAIL & WHOLESALE—STAPLES	0.2%
Land O’ Lakes, Inc., 7.00%(a)(e)		4,075,000	3,117,375
Land O’ Lakes, Inc., 7.25%(a)(e)		15,285,000	12,304,425

			15,421,800

TELECOMMUNICATIONS	0.2%
Vodafone Group PLC, 4.125% to 3/4/31 (United Kingdom)(b)		19,641,000	16,949,179

UTILITIES	8.0%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		68,206,000	60,188,787
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		32,961,000	29,785,000
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(b)		15,970,000	13,104,776
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		13,444,000	12,397,976
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)		53,563,000	50,411,691
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a)(b)		18,847,000	18,542,133
Edison International, 5.375% to 3/15/26, Series A(a)(b)		47,926,000	46,497,235
Edison International, 7.875% to 3/15/29, due 6/15/54(b)		21,765,000	22,414,163
Electricite de France SA, 9.125% to 3/15/33 (France)(a)(b)(e)		20,600,000	22,746,211
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		74,842,000	74,196,420
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		13,002,000	12,500,484
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)		56,498,000	56,823,753
Sempra, 4.125% to 1/1/27, due 4/1/52(b)		58,104,000	53,894,139
Sempra, 4.875% to 10/15/25(a)(b)		35,477,000	34,800,947
Sempra, 6.875% to 7/1/29, due 10/1/54(b)		39,200,000	39,642,703
Southern California Edison Co., 9.767% (3 Month USD Term SOFR + 4.461%), Series E(a)(h)		17,991,000	18,078,724

		Principal Amount**	Value
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		33,804,000	$31,644,972
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)		25,265,000	24,321,666

			621,991,780

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$6,426,647,129)			6,424,030,298

		Shares
SHORT-TERM INVESTMENTS	0.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.25%(i)		30,246,834	30,246,834

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$30,246,834)			30,246,834

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$7,729,876,732)	98.4%		7,719,605,739
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6		128,346,792

NET ASSETS	100.0%		$7,847,952,531

Over-the-Counter Total Return Swap Contracts

Counterparty	Notional Amount		Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$67,627,436	0.25%	Monthly	BNPXCHY5 Index(j)	Short	5/15/24	$(655,722)	$—	$(655,722)
BNP Paribas	EUR	62,393,427	0.30%	Monthly	BNPXCEX5 Index(k)	Short	5/15/24	121,393	—	121,393

								$(534,329)	$—	$(534,329)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	11,000,000	USD	11,979,440	4/3/24	$112,091
Brown Brothers Harriman	EUR	22,000,000	USD	23,897,918	4/3/24	163,220
Brown Brothers Harriman	EUR	415,937,220	USD	450,576,472	4/3/24	1,842,642
Brown Brothers Harriman	GBP	14,177,153	USD	17,953,564	4/3/24	59,873
Brown Brothers Harriman	GBP	58,418,106	USD	73,896,392	4/3/24	163,993
Brown Brothers Harriman	USD	471,940,261	EUR	436,937,220	4/3/24	(550,583)
Brown Brothers Harriman	USD	13,026,816	EUR	12,000,000	4/3/24	(80,617)
Brown Brothers Harriman	USD	91,715,398	GBP	72,595,259	4/3/24	(89,309)
Brown Brothers Harriman	EUR	431,884,143	USD	466,992,005	5/2/24	512,536
Brown Brothers Harriman	GBP	4,705,106	USD	5,942,125	5/2/24	2,636
Brown Brothers Harriman	GBP	72,262,930	USD	91,303,851	5/2/24	82,752

						$2,219,234

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2024 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying Notes to Schedule of Investments.
**	Amount denominated in U.S. dollars unless otherwise indicated.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,387,768,604 or 30.4% of the net assets of the Fund.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $766,098,515 which represents 9.8% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,571,028,034 which represents 20.0% of the net assets of the Fund, of which 0.3% are illiquid.

(f)	Non–income producing security.
(g)	Security is in default.
(h)	Variable rate. Rate shown is in effect at March 28, 2024.
(i)	Rate quoted represents the annualized seven–day yield.
(j)	The index intends to track the performance of the CDX.NA HY.
(k)	The index intends to track the performance of the iTraxx Crossover CDS.

Country Summary	% of Net Assets
United States	50.4
Canada	10.9
United Kingdom	9.2
France	8.8
Switzerland	4.0
Netherlands	4.0
Spain	3.3
Germany	1.9
Australia	1.5
Japan	1.2
Italy	0.8
Ireland	0.8
Other (includes short-term investments)	3.2

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2024 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) —(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$1,146,560,262	$—	$—	$1,146,560,262
Exchange-Traded Funds—Preferred	118,768,345	—	—	118,768,345
Preferred Securities—Over-the-Counter	—	6,424,030,298	—	6,424,030,298
Short-Term Investments	—	30,246,834	—	30,246,834

Total Investments in Securities(a)	$1,265,328,607	$6,454,277,132	$—	$7,719,605,739

Forward Foreign Currency Exchange Contracts	$—	$2,939,743	$—	$2,939,743
Total Return Swap Contracts	—	121,393	—	121,393

Total Derivative Assets(a)	$—	$3,061,136	$—	$3,061,136

Forward Foreign Currency Exchange Contracts	$—	$(720,509)	$—	$(720,509)
Total Return Swap Contracts	—	(655,722)	—	(655,722)

Total Derivative Liabilities(a)	$—	$(1,376,231)	$—	$(1,376,231)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the three months ended March 28, 2024:

	Total Return Swap Contracts(a)	Forward Foreign Currency Exchange Contracts(a)
Average Notional Amount	$133,814,996	$498,562,124

(a)

Average notional amounts represent the average for all months in which the Fund had total return swap contracts and forward foreign exchange contracts outstanding at month-end. For the period, this represents three months for total return swap contracts and three months for forward foreign currency exchange contracts.